OTHER INCOME AND EXPENSE	12 Months Ended
Dec. 31, 2022
Disclosure of other income and expense [abstract]
OTHER INCOME AND EXPENSE

NOTE 30 – OTHER INCOME AND EXPENSE

Below is the detail of the other income and expense in the years ended on December 31, 2022, 2021 and 2020:

		December 31,		December 31,		December 31,
Other Income		2022		2021 (1)		2020 (1)
Share of profit of equity accounted investees, net of tax	Ps.	372,777	Ps.	300,217	Ps.	219,918
Gain on sale of assets properties, plant and equipment		142,149		20,651		22,699
Dividends		119,888		153,969		84,395
Net gain (loss) on asset valuation		50,463		20,974		(50,326)
Gain on the sale of non-current assets held for sale		10,487		13,631		101,662
Net gain (loss) on sale of debt securities		(134,699)		83,640		473,851
Foreign exchange loss, net		(1,825,718)		(491,415)		(248,277)
Other income (2)		416,082		288,013		253,266
Total other income	Ps.	(848,571)	Ps.	389,680	Ps.	857,188

(1) Comparative information has been re-presented due to a discontinued operation disclosed in Note 1.1.

(2) Includes valuation effect of Bac Holding for Ps. 137,427

	December 31,		December 31,		December 31,
Other Expense	2022		2021 (1)		2020 (1)
Personnel expenses	Ps.	(2,833,794)	Ps.	(2,634,187)	Ps.	(2,481,563)
Taxes and fees		(872,341)		(678,613)		(675,712)
Insurance		(524,557)		(480,879)		(437,438)
Consultancy, audit and other fees		(479,043)		(447,130)		(516,881)
Maintenance and repairs		(357,790)		(310,265)		(286,163)
Affiliation contributions and transfers		(252,942)		(212,952)		(156,625)
Amortization of intangible assets		(225,137)		(206,688)		(181,448)
Depreciation of tangible assets		(219,316)		(209,296)		(210,685)
Marketing		(207,071)		(174,961)		(126,514)
Depreciation right of use assets		(201,293)		(190,883)		(191,632)
Warehouse services		(144,739)		(135,625)		(145,422)
Leases (Rent)		(134,691)		(131,552)		(115,059)
Transportation services		(99,296)		(93,707)		(97,798)
Data processing		(77,803)		(62,213)		(61,183)
Cleaning and security services		(74,276)		(73,852)		(76,686)
Outsourcing services		(68,779)		(61,522)		(68,322)
Supplies and stationary		(46,114)		(45,736)		(48,395)
Losses due to claims		(39,435)		(40,409)		(74,220)
Donations expenses		(36,019)		(3,773)		(41,213)
Adaptation and installation		(30,636)		(28,947)		(24,348)
Loss from sale of property and equipment		(26,387)		(11,968)		(19,201)
Travel expenses		(24,249)		(13,295)		(10,992)
Impairment losses other assets		(20,787)		(69,950)		(6,000)
Loss from sale of non-current assets held for sale		(800)		(2,927)		(2,874)
Other		(412,488)		(468,726)		(267,857)
Total other expense	Ps.	(7,409,783)	Ps.	(6,790,056)	Ps.	(6,324,231)

(1) Comparative information has been re-presented due to a discontinued operation disclosed in Note 1.1.